Shareholders' Equity (Details) - Schedule of stock options outstanding - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock options outstanding [Abstract]
Outstanding at beginning of the period	3,456,250	3,111,750	3,111,750
Weighted Average Exercise Price, Outstanding at beginning of the period	$ 0.23	$ 0.2	$ 0.2
Granted during the period
Weighted Average Exercise Price, Granted during the period			$ 0.33	$ 0.09
Exercised during the period	(12,500)	(12,500)	(145,500)
Weighted Average Exercise Price, Exercised during the period	$ (0.26)	$ (0.25)	$ (0.11)
Forfeited during the period	(137,500)	(32,500)
Weighted Average Exercise Price, Forfeited during the period	$ (0.35)	$ (0.16)	$ (0.19)	$ (0.26)
Outstanding at end of the period	3,306,250	3,066,750	3,456,250	3,111,750
Weighted Average Exercise Price, Outstanding at end of the period	$ 0.22	$ 0.2	$ 0.23	$ 0.2
Options exercisable at period-end	2,535,000	2,276,750
Weighted Average Exercise Price, Options exercisable at period-end	$ 0.2	$ 0.17